Share-Based Compensation - Awards Authorized (Details) - Performance Shares - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Number of Shares Awarded	531,700	383,814	211,593
Potential Number of Performance-Based Shares to be Vested	903,364	687,015	389,242
Potential Number of Performance-Based Shares to be Vested period	2019	2018	2017